Business combinations (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018 EUR (€)	Apr. 30, 2018 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Share of associate losses | $				$ 15.8
LaudaMotion
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%	50.10%	24.90%
Put option remaining percentage		25.00%
Residual interest				25.00%	25.00%
Revenue since acquisiton					€ 134.5
Operating loss since acquisiton					172.9
Share of associate losses					15.8
Deferred tax credit relating to the recognition of a deferred tax asset in respect of Laudamotion post-acquisition losses		€ 43.2
Consideration:
Consideration (liabilities & cash paid)					32.0
Fair value of existing equity interest					6.0
Settlement of pre-existing loans					60.5
Total consideration			€ 15.0		98.5
Net assets acquired:
Intangible assets					99.6
Cash and cash equivalents					7.0
Other assets acquired					43.4
Liabilities acquired					(51.5)
Total Net assets acquired					€ 98.5
Minimum | LaudaMotion
Disclosure of detailed information about business combination [line items]
Ownership percentage		24.90%
Maximum | LaudaMotion
Disclosure of detailed information about business combination [line items]
Ownership percentage		75.00%